INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
Customer relations

Balances as of January 1, 2011	$55

Amortization during the year 2011	(46)
Foreign currency translation adjustments	2

Balances as of December 31, 2011	11

Amortization during the year 2012	(11)

Balances as of December 31, 2012	$-